Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Level 1 of fair value hierarchy [Member]
Assets measured at fair value:
Fair value		$ 125,012
Level 2 of fair value hierarchy [Member]
Assets measured at fair value:
Fair value		400,352
Liabilities measured at fair value:
Derivative financial liability		10,005	$ 12,938
Fair value of Level 3 financial assets [Member]
Assets measured at fair value:
Fair value		22,483
Liabilities measured at fair value:
Derivative financial liability
Total [Member]
Assets measured at fair value:
Fair value		547,847
Liabilities measured at fair value:
Derivative financial liability		10,005	12,938
FVTPL [Member] | Level 1 of fair value hierarchy [Member]
Assets measured at fair value:
Fair value		13,201	14,162
FVTPL [Member] | Level 2 of fair value hierarchy [Member]
Assets measured at fair value:
Fair value		12,237	14,377
FVTPL [Member] | Fair value of Level 3 financial assets [Member]
Assets measured at fair value:
Fair value
FVTPL [Member] | Total [Member]
Assets measured at fair value:
Fair value		25,438	28,539
Quoted equities at FVOCI [Member] | Level 1 of fair value hierarchy [Member]
Assets measured at fair value:
Fair value		10,845	13,721
Quoted equities at FVOCI [Member] | Level 2 of fair value hierarchy [Member]
Assets measured at fair value:
Fair value
Quoted equities at FVOCI [Member] | Fair value of Level 3 financial assets [Member]
Assets measured at fair value:
Fair value
Quoted equities at FVOCI [Member] | Total [Member]
Assets measured at fair value:
Fair value		10,845	13,721
Quoted bonds at FVOCI [Member] | Level 1 of fair value hierarchy [Member]
Assets measured at fair value:
Fair value		100,966	356,141
Quoted bonds at FVOCI [Member] | Level 2 of fair value hierarchy [Member]
Assets measured at fair value:
Fair value		388,115	62,304
Quoted bonds at FVOCI [Member] | Fair value of Level 3 financial assets [Member]
Assets measured at fair value:
Fair value
Quoted bonds at FVOCI [Member] | Total [Member]
Assets measured at fair value:
Fair value		489,081	418,445
Unquoted equities at FVOCI [Member] | Level 1 of fair value hierarchy [Member]
Assets measured at fair value:
Fair value	[1]
Unquoted equities at FVOCI [Member] | Level 2 of fair value hierarchy [Member]
Assets measured at fair value:
Fair value	[1]
Unquoted equities at FVOCI [Member] | Fair value of Level 3 financial assets [Member]
Assets measured at fair value:
Fair value	[1]	7,364	7,046
Unquoted equities at FVOCI [Member] | Total [Member]
Assets measured at fair value:
Fair value	[1]	7,364	7,046
Investment properties [Member] | Level 1 of fair value hierarchy [Member]
Assets measured at fair value:
Fair value
Investment properties [Member] | Level 2 of fair value hierarchy [Member]
Assets measured at fair value:
Fair value
Investment properties [Member] | Fair value of Level 3 financial assets [Member]
Assets measured at fair value:
Fair value		15,119	16,308
Investment properties [Member] | Total [Member]
Assets measured at fair value:
Fair value		$ 15,119	16,308
Assets measured at fair value [Member] | Level 1 of fair value hierarchy [Member]
Assets measured at fair value:
Fair value			384,024
Assets measured at fair value [Member] | Level 2 of fair value hierarchy [Member]
Assets measured at fair value:
Fair value			76,681
Assets measured at fair value [Member] | Fair value of Level 3 financial assets [Member]
Assets measured at fair value:
Fair value			23,354
Assets measured at fair value [Member] | Total [Member]
Assets measured at fair value:
Fair value			$ 484,059

[1]	Reconciliation of fair value of the unquoted equities under level 3 fair value hierarchy is as follows: